Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Lease liabilities [abstract]
Summary of Lease Liabilities

From December 31, 2023 to September 30, 2024, the Company has recognized the lease liabilities shown below:

	September 30, 2024		December 31, 2023
Lease liabilities:
Current	Ps.	620,019	Ps.	537,515
Non-current		6,690,227		5,706,707
	Ps.	7,310,246	Ps.	6,244,222

Schedule of Carrying Amount and Movements of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

			Transportation		Store
	Building		equipment		equipment		Total
Lease liabilities as of January 1, 2023	Ps.	5,092,225	Ps.	47,234	Ps.	105,983	Ps.	5,245,442
New leases		1,282,448		63,778		75,942		1,422,168
Interest expense		728,878		9,689		24,305		762,872
Payment of leases		(1,071,930)		(31,242)		(83,088)		(1,186,260)
Lease liabilities as of December 31, 2023	Ps.	6,031,621	Ps.	89,459	Ps.	123,142	Ps.	6,244,222
New leases		1,354,571		66,114		29,399		1,450,084
Interest expense		725,331		14,305		17,982		757,618
Write-offs		—		(1,850)		—		(1,850)
Payment of leases		(1,011,129)		(39,970)		(88,729)		(1,139,828)
Lease liabilities as of September 30, 2024	Ps.	7,100,394	Ps.	128,058	Ps.	81,794	Ps.	7,310,246

Schedule of Lease Expense Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Depreciation expense of right-of-use assets	Ps.	481,244	Ps.	421,872
Interest expense on lease liabilities		757,618		526,566
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)		9,837		9,574
Total amount recognized in profit or loss	Ps.	1,248,699	Ps.	958,012